Revenues	12 Months Ended
Dec. 31, 2023
Revenues
Revenues

26.         Revenues

According to the General Airports Law on Airports and its regulations, Company revenues are classified as aeronautical services and non-aeronautical services.

Aeronautical services include those services provided to airlines and passengers as well as complementary services.

Non-aeronautical services include those services that are not essential for operating an airport, such as the lease of commercial premises, restaurants and banks.

Revenues generated by aeronautical services are under a price regulation system administered by the Ministry of Infrastructure Communications and Transportation for airport concessions, which establishes a maximum rate (TM) for each year in a five-year period. The TM is the maximum amount of revenue per “workload unit” that may be earned at an airport each year from regulated sources. Under this regulation, a workload unit is equivalent to one passenger (excluding transit passengers) or 100 kilograms (220 pounds) of cargo.

Non-aeronautical services are not covered by the regulation system administered by the Ministry of Infrastructure Communications and Transportation. However, in some cases, they may be regulated by other authorities, as is the case with revenues generated from the operation of parking lots.

Under the General Airports Law and its regulations, revenues generated from the operation of parking lots are considered aeronautical revenues. For purposes of these financial statements, such revenues are classified as non-aeronautical.

Following is a detail of the composition of revenues of the Company, using the classification established by the General Airports Law and its related regulations, with the exception of non-aeronautical revenues as mentioned in the preceding paragraph:

	Year ended December 31,
	2023		2022		2021
Aeronautical services:
Domestic TUA	Ps.	6,150,256	Ps.	4,791,166	Ps.	3,422,714
International TUA		1,686,799		1,375,479		1,169,292
Landing charges		329,770		269,796		206,114
Platform for embarking and disembarking		238,054		185,785		134,436
Aircraft parking charges on extended stay or overnight		59,556		42,922		36,539
Domestic and international passenger and carry-on baggage check		81,490		63,682		52,998
Aerocars and jetways		32,664		28,168		22,395
Other airport services, leases and regulated access rights(2)		353,068		298,545		233,240
Total revenues from aeronautical services	Ps.	8,931,657	Ps.	7,055,543	Ps.	5,277,728

	Year ended December 31,
	2023		2022		2021
Non-aeronautical services:
Commercial activities
Car parking charges	Ps.	418,525	Ps.	340,095	Ps.	217,728
Advertising(1)		82,512		73,579		70,338
Retail operations(1)		151,477		124,726		86,128
Food and beverage(1)		245,311		176,844		120,148
Car rental operators(1)		245,225		205,019		142,651
Time share developers(1)		17,899		16,960		13,557
Financial services(1)		13,705		13,013		8,355
Communication and services(1)		17,788		16,350		18,137
Services to passenger		4,893		5,232		3,561
VIP lounges		103,355		80,933		49,381
Other services		70,799		59,152		49,593
Total revenue from commercial activities		1,371,489		1,111,903		779,577

Diversification activities:
Hotel services		379,303		325,495		221,728
OMA Carga		346,441		329,793		257,210
Real estate services		35,457		26,364		19,721
Industrial services		80,967		73,760		63,737
Other services		15,374		10,858		6,889
Total diversification activities		857,542		766,270		569,285

Complementary activities:
Leasing of space(1)		110,314		118,851		122,639
Access rights		29,936		24,892		21,316
Checked baggage inspection		246,930		198,336		150,238
Other services		11,212		9,550		10,324
Total of complimentary activities		398,392		351,629		304,517
Total revenue from non-aeronautical services	Ps.	2,627,423	Ps.	2,229,802	Ps.	1,653,379
(1)

Revenues from commercial activities and ancillary services are generated primarily from operating leases entered into by the Company. The leases are based on a monthly rent (which generally increases annually based on the NCPI) and/or the higher of a guaranteed minimum monthly rent and a percentage of the lessee’s monthly income. The monthly rent and minimum guaranteed monthly rent are included in the caption “Commercial activities” in the table above and in supplemental income.

Approximately 75% of consolidated revenues for the years ended December 31, 2023, 2022 and 2021, generated by the Monterrey, Acapulco, Mazatlán, Culiacán, Chihuahua, Ciudad Juárez, and San Luis de Potosí Airports.